Intangible Assets, Goodwill and Other (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill by reportable segment were as follows:

	NA	IPC	Total
Balance as of December 31, 2022	$1,128	$752	$1,880
Divestiture	—	—	—
Effect of foreign currency translation	—	14	14
Balance as of December 31, 2023	1,128	766	1,894
Divestiture	(15)	—	(15)
Effect of foreign currency translation	—	(83)	(83)
Balance as of December 31, 2024	$1,113	$683	$1,796
Prior to the reorganization discussed above, we completed our required annual assessment of goodwill for impairment for all our reporting units using a qualitative assessment as of the first day of the third quarter of the year ended December 31, 2024, concluding that it was more likely than not that the fair value of each reporting unit significantly exceeded the respective carrying amounts.
As a result of our segment reorganization, we reassigned assets and liabilities to the applicable reporting units and allocated goodwill using a relative fair value approach. As this change in the composition of our reporting units was considered a goodwill triggering event, we performed an impairment test on both a pre- and post- reorganization basis. In both cases, we concluded there was no goodwill impairment as the fair value of each reporting unit significantly exceeded the respective carrying amounts.
Schedule of Acquired Indefinite-Lived Intangible Assets by Major Class
The carrying amounts of Other Intangible Assets, Net, were as follows:

	December 31
	2024			2023
	Gross Carrying Amount(b)	Accumulated Amortization(b)	Net Carrying Amount	Gross Carrying Amount(b)	Accumulated Amortization(b)	Net Carrying Amount
Intangible assets with indefinite lives:
Brand names	$46	$—	$46	$68	$—	$68
Intangibles with finite lives:
Trademarks and brand names	53	(40)	13	97	(41)	56
Other intangible assets(a)	33	(12)	21	76	(12)	64
Total intangible assets with finite lives	86	(52)	34	173	(53)	120
Total	$132	$(52)	$80	$241	$(53)	$188
(a)    Other intangible assets primarily include customer and distributor relationships.
(b)    Amounts reflect impairments noted below and are subject to foreign currency adjustments.